[PHOTO OF SHIP]
                          [THE VANGUARD GROUP(R) LOGO]

                    VANGUARD(R) TOTAL STOCK MARKET INDEX FUND
                     INVESTOR SHARES AND ADMIRAL(TM) SHARES
               SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2001

The following text replaces the text in the box entitled "Share Classes" on the inside of the front cover.

Each of the Vanguard U.S. Stock Index Funds offers more than one class of shares. This prospectus offers Investor Shares for all of the Funds as well as Admiral Shares for six of the Funds. Please note that the Admiral Shares are NOT available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
- Accounts maintained by financial intermediaries, except in limited circumstances.
     Investor Shares and Admiral Shares of Vanguard Total Stock Market Index Fund can be converted into an exchange-traded class of shares known as Total Stock Market VIPERs. A brief description of VIPER Shares and how to convert into them appears below. A separate prospectus containing more information about Total Stock Market VIPERs is available at Vanguard's website or by calling 1-866-499-8473 (1-866-499-VIPER).
     Please call Vanguard at 1-888-809-8102 to obtain a separate prospectus that offers Institutional Shares for all of the Funds (except the 500 Index Fund). Institutional Shares have an investment minimum of $10 million and generally are not available through financial intermediaries or retirement plans receiving special administrative services from Vanguard.
     This prospectus is not intended for investors purchasing shares through employer-sponsored retirement or savings plans. Plan participants should obtain a separate prospectus designed specifically for them by calling 1-800-523-1188.
     The Funds' separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES, UNLESS OTHERWISE NOTED.

This description of VIPER Shares follows "Investing with Vanguard."

VIPER SHARES
In addition to Investor Shares and Admiral Shares, Vanguard Total Stock Market Index Fund offers a class of shares, known as VIPER Shares, that are listed for

                                                                     (continued)

2

trading on the American Stock Exchange (AMEX). If you own Investor Shares or Admiral Shares of Vanguard Total Stock Market Index Fund, you may convert those shares into Total Stock Market VIPERs.
     Although Total Stock Market VIPERs represent an investment in the same portfolio of securities as Investor Shares and Admiral Shares of Vanguard Total Stock Market Index Fund, the VIPER Shares have different characteristics and may appeal to a different group of investors. It is important that you understand the differences before deciding whether to convert your shares into VIPER Shares.
     The following material summarizes key information about Total Stock Market VIPERs. A separate prospectus with more complete information about Total Stock Market VIPERs is also available. Investors should review that prospectus before deciding whether to convert.

DIFFERENCES BETWEEN VIPER SHARES AND CONVENTIONAL MUTUAL FUND SHARES
Investor Shares and Admiral Shares are "conventional" mutual fund shares; that is, they can be purchased from and redeemed with the issuing fund for cash at a net asset value (NAV) calculated once a day. VIPER Shares, by contrast, cannot be purchased from or redeemed with the issuing fund, except as noted below.
     An organized trading market is expected to exist for VIPER Shares, unlike conventional mutual fund shares, because Total Stock Market VIPERs will be listed for trading on the AMEX. Investors can purchase and sell Total Stock
Market VIPERs on the open market through a full-service, discount, or online broker. Open-market transactions will not occur at NAV, but at market prices that change throughout the day based on changes in the prices of Vanguard Total Stock Market Index Fund's portfolio securities and the supply of and demand for Total Stock Market VIPERs. The market price of VIPER Shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.

BUYING AND SELLING VIPER SHARES
Note: VIPER Shares must be held in a brokerage account. Therefore, before acquiring Total Stock Market VIPERs, whether through a conversion or an open-market purchase, you must have an account with a broker.
     You buy and sell Total Stock Market VIPERs in the same way you buy and sell any other exchange-traded security--on the open market, through a broker. In most cases, the broker will charge you a commission to execute the transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of VIPER Shares you must purchase. Because open-market transactions occur at market prices, you may pay more than NAV when you buy Total Stock Market VIPERs and receive less than NAV when you sell those shares.
     If you own conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) of Vanguard Total Stock Market Index Fund, you can convert those shares into Total Stock Market VIPERs of equivalent value--but you cannot convert back. Under the heading "Conversions," there is a discussion of the conversion process.

     There is one other way to buy and sell VIPER Shares. Investors can purchase and redeem VIPER Shares directly from the issuing fund at NAV if they do so (i) through certain authorized broker-dealers; (ii) in blocks of 50,000 VIPER Shares, known as Creation Units; and (iii) in exchange for baskets of securities rather than cash. However, because Creation Units will be worth millions of dollars, and because most investors prefer to transact in cash rather than with securities, it is expected that only a limited number of institutional investors will purchase and redeem VIPER Shares this way.

RISKS
VIPER Shares issued by Vanguard Total Stock Market Index Fund are subject to the same risks as conventional shares of the Fund. Because of their unique features, VIPER Shares also are subject to the following risks:
- The market price of the Fund's VIPER Shares will vary somewhat from the NAV of those shares. Therefore, you may pay more than NAV when buying VIPER Shares and you may receive less than NAV when selling them.
- VIPER Shares cannot be redeemed with the Fund, except in Creation Unit aggregations. Therefore, if you no longer wish to own VIPER Shares, you must sell them on the open market. Although VIPER Shares will be listed for trading on the AMEX, it is possible that an active trading market may not develop or be maintained.
- Trading of the Fund's VIPER Shares on the AMEX may be halted if AMEX officials deem such action appropriate, if the shares are delisted from the AMEX, or if the activation of marketwide "circuit breakers" (which are tied to large declines in stock prices) halts stock trading generally.

FEES AND EXPENSES
When you buy and sell Total Stock Market VIPERs through a brokerage firm, you will pay whatever commissions the firm charges. You also will incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. If you convert from conventional shares into VIPER Shares, you will not pay a brokerage commission or a bid-asked spread. However, Vanguard charges $50 for each conversion transaction, and your broker may impose its own conversion fees as well.
     For the current fiscal year, the total annual operating expenses (the expense ratio) for Total Stock Market VIPERs are expected to represent 0.15% of the Fund's average net assets.

ACCOUNT SERVICES
Because you hold VIPER Shares through a brokerage account, Vanguard will have no record of your ownership unless you hold the shares through Vanguard Brokerage Services(R). Your broker will service your account. For example, the broker will provide account statements, confirmations of your purchases and sales of VIPER Shares, and year-end tax information. The broker also will be responsible for ensuring that you receive shareholder reports and other communications from Vanguard Total Stock Market Index Fund. You will receive certain

                                                                   (over please)

4

services (e.g., dividend reinvestment and average cost information) only if your broker offers those services.

CONVERSIONS
Owners of conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) issued by Vanguard Total Stock Market Index Fund may convert those shares into Total Stock Market VIPERs of equivalent value. Note: Investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard imposes a fee on conversion transactions, and your broker may impose a fee of its own to process a conversion request. Vanguard reserves the right, in the future, to limit or terminate the conversion privilege or to raise the amount of the conversion fee.
     To initiate a conversion of conventional shares into VIPER Shares, you must contact your broker; your broker, in turn, will contact Vanguard. For brokers that can handle fractional shares, each full and fractional conventional share will be converted into full and fractional VIPER Shares of equivalent value. For example, if you own 300.250 conventional shares, and this is equivalent in value to 90.750 VIPER Shares, you will receive 90.750 VIPER Shares.
     Some brokers cannot handle fractional shares. If you intend to hold your VIPER Shares through one of these brokers, the conversion would be handled in such a way that you would receive a whole number of VIPER Shares. In the example above, for instance, you would convert full and fractional conventional shares equivalent in value to exactly 90 VIPER Shares. The remaining conventional shares would be redeemed, and you would receive the cash proceeds of that redemption. You would realize a gain or loss on the redemption (in no case more than the value of a single VIPER Share) that must be reported on your tax return. Please consult your broker to determine whether it can handle fractional VIPER Shares.
     Here are some important points to keep in mind when converting conventional shares of Vanguard Total Stock Market Index Fund into VIPER Shares:
- The conversion transaction is nontaxable except to the extent that conventional shares must be sold to avoid the creation of fractional VIPER Shares.
- The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process a conversion request either on the day it is received or on the next business day, although processing may take up to three business days, depending on when the conversion request is received.
- Until the conversion process is complete, you will remain fully invested in the Fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.
- During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you would liquidate all or part of your investment by instructing your broker to sell your VIPER Shares.
- VIPER Shares, whether acquired through a conversion or purchased on the open market, cannot be converted into conventional shares of the Fund.


(C)2001 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS40A 052001

                                [PHOTO OF SHIP]
                          [THE VANGUARD GROUP(R) LOGO]

                    VANGUARD(R) TOTAL STOCK MARKET INDEX FUND
                              INSTITUTIONAL SHARES
               SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2001


The following text replaces the text in the box entitled "Share Classes" on the inside of the front cover.

Each of the Vanguard U.S. Stock Index Funds offers more than one class of shares. This prospectus offers Institutional Shares for all of the Funds (except the 500 Index Fund) as well as Institutional Plus Shares for Vanguard Institutional Index Fund. Institutional Shares have an investment minimum of $10 million and generally are not available through financial intermediaries or retirement plans receiving special administrative services from Vanguard. For Institutional Plus Shares, the investment minimum is $200 million.
     Please call Vanguard at 1-800-662-7447 to obtain a separate prospectus that offers Investor Shares for all of the Vanguard U.S. Stock Index Funds (except Vanguard Institutional Index Fund) as well as Admiral Shares for six of the Funds. Investor Shares and Admiral Shares have investment minimums of $3,000 ($1,000 for IRAs) and $250,000, respectively.
     Institutional Shares of Vanguard Total Stock Market Index Fund can be converted into an exchange-traded class of shares known as Total Stock Market VIPERs. A brief description of VIPER Shares and how to convert into them appears below. A separate prospectus containing more information about Total Stock Market VIPERs is available at Vanguard's website or by calling 1-866-499-8473 (1-866-499-VIPER).
     The Funds' separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INSTITUTIONAL SHARES, UNLESS OTHERWISE NOTED.

This description of VIPER Shares follows "Investing with Vanguard."

VIPER SHARES
In addition to Institutional Shares, Vanguard Total Stock Market Index Fund offers a class of shares, known as VIPER Shares, that are listed for trading on the American Stock Exchange (AMEX). If you own Institutional Shares of Vanguard Total Stock Market Index Fund, you may convert those shares into Total Stock Market VIPERs.
     Although Total Stock Market VIPERs represent an investment in the same portfolio of securities as Institutional Shares of Vanguard Total Stock Market

                                                                     (continued)

2

Index Fund, the VIPER Shares have different characteristics and may appeal to a different group of investors. It is important that you understand the differences before deciding whether to convert your shares into VIPER Shares.
     The following material summarizes key information about Total Stock Market VIPERs. A separate prospectus with more complete information about Total Stock Market VIPERs is also available. Investors should review that prospectus before deciding whether to convert.

DIFFERENCES BETWEEN VIPER SHARES AND CONVENTIONAL MUTUAL FUND SHARES Institutional Shares are "conventional" mutual fund shares; that is, they can be purchased from and redeemed with the issuing fund for cash at a net asset value
(NAV) calculated once a day. VIPER Shares, by contrast, cannot be purchased from or redeemed with the issuing fund, except as noted below.
     An organized trading market is expected to exist for VIPER Shares, unlike conventional mutual fund shares, because Total Stock Market VIPERs will be listed for trading on the AMEX. Investors can purchase and sell Total Stock
Market VIPERs on the open market through a full-service, discount, or online broker. Open-market transactions will not occur at NAV, but at market prices that change throughout the day based on changes in the prices of Vanguard Total Stock Market Index Fund's portfolio securities and the supply of and demand for Total Stock Market VIPERs. The market price of VIPER Shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.

BUYING AND SELLING VIPER SHARES
Note: VIPER Shares must be held in a brokerage account. Therefore, before acquiring Total Stock Market VIPERs, whether through a conversion or an open-market purchase, you must have an account with a broker.
     You buy and sell Total Stock Market VIPERs in the same way you buy and sell any other exchange-traded security--on the open market, through a broker. In most cases, the broker will charge you a commission to execute the transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of VIPER Shares you must purchase. Because open-market transactions occur at market prices, you may pay more than NAV when you buy Total Stock Market VIPERs and receive less than NAV when you sell those shares.
     If you own conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) of Vanguard Total Stock Market Index Fund, you can convert those shares into Total Stock Market VIPERs of equivalent value--but you cannot convert back. Under the heading "Conversions," there is a discussion of the conversion process.
     There is one other way to buy and sell VIPER Shares. Investors can purchase and redeem VIPER Shares directly from the issuing fund at NAV if they do so (i) through certain authorized broker-dealers; (ii) in blocks of 50,000 VIPER Shares, known as Creation Units; and (iii) in exchange for baskets of securities rather than cash. However, because Creation Units will be worth millions of dollars, and because most investors prefer to transact in cash rather than with securities, it is expected that only a limited number of institutional investors will purchase and redeem VIPER Shares this way.

RISKS
VIPER Shares issued by Vanguard Total Stock Market Index Fund are subject to the same risks as conventional shares of the Fund. Because of their unique features, VIPER Shares also are subject to the following risks:
- The market price of the Fund's VIPER Shares will vary somewhat from the NAV of those shares. Therefore, you may pay more than NAV when buying VIPER Shares and you may receive less than NAV when selling them.
- VIPER Shares cannot be redeemed with the Fund, except in Creation Unit aggregations. Therefore, if you no longer wish to own VIPER Shares, you must sell them on the open market. Although VIPER Shares will be listed for trading on the AMEX, it is possible that an active trading market may not develop or be maintained.
- Trading of the Fund's VIPER Shares on the AMEX may be halted if AMEX officials deem such action appropriate, if the shares are delisted from the AMEX, or if the activation of marketwide "circuit breakers" (which are tied to large declines in stock prices) halts stock trading generally.

FEES AND EXPENSES
When you buy and sell Total Stock Market VIPERs through a brokerage firm, you will pay whatever commissions the firm charges. You also will incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. If you convert from conventional shares into VIPER Shares, you will not pay a brokerage commission or a bid-asked spread. However, Vanguard charges $50 for each conversion transaction, and your broker may impose its own conversion fees as well.
     For the current fiscal year, the total annual operating expenses (the expense ratio) for Total Stock Market VIPERs are expected to represent 0.15% of the Fund's average net assets.

ACCOUNT SERVICES
Because you hold VIPER Shares through a brokerage account, Vanguard will have no record of your ownership unless you hold the shares through Vanguard Brokerage Services(R). Your broker will service your account. For example, the broker will provide account statements, confirmations of your purchases and sales of VIPER Shares, and year-end tax information. The broker also will be responsible for ensuring that you receive shareholder reports and other communications from Vanguard Total Stock Market Index Fund. You will receive certain services (e.g., dividend reinvestment and average cost information) only if your broker offers those services.

                                                                   (over please)

4

CONVERSIONS
Owners of conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) issued by Vanguard Total Stock Market Index Fund may convert those shares into Total Stock Market VIPERs of equivalent value. Note: Investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard imposes a fee on conversion transactions, and your broker may impose a fee of its own to process a conversion request. Vanguard reserves the right, in the future, to limit or terminate the conversion privilege or to raise the amount of the conversion fee.
     To initiate a conversion of conventional shares into VIPER Shares, you must contact your broker; your broker, in turn, will contact Vanguard. For brokers that can handle fractional shares, each full and fractional conventional share will be converted into full and fractional VIPER Shares of equivalent value. For example, if you own 300.250 conventional shares, and this is equivalent in value to 90.750 VIPER Shares, you will receive 90.750 VIPER Shares.
     Some brokers cannot handle fractional shares. If you intend to hold your VIPER Shares through one of these brokers, the conversion would be handled in such a way that you would receive a whole number of VIPER Shares. In the example above, for instance, you would convert full and fractional conventional shares equivalent in value to exactly 90 VIPER Shares. The remaining conventional shares would be redeemed, and you would receive the cash proceeds of that redemption. You will realize a gain or loss on the redemption (in no case more than the value of a single VIPER Share) that must be reported on your tax return. Please consult your broker to determine whether it can handle fractional VIPER Shares.
     Here are some important points to keep in mind when converting conventional shares of Vanguard Total Stock Market Index Fund into VIPER Shares:
- The conversion transaction is nontaxable except to the extent that conventional shares must be sold to avoid the creation of fractional VIPER Shares.
- The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process a conversion request either on the day it is received or on the next business day, although processing may take up to three business days, depending on when the conversion request is received.
- Until the conversion process is complete, you will remain fully invested in the Fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.
- During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you would liquidate all or part of your investment by instructing your broker to sell your VIPER Shares.
- VIPER Shares, whether acquired through a conversion or purchased on the open market, cannot be converted into conventional shares of the Fund.


(C)2001 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       IS854A 052001